Fair Value Measurement, Fair value liabilities measured on a recurring basis, Level 1 and Level 2 input reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Level 1 [Member]
Reconciliation of beginning and ending balances of significant transfers [Rollforward]
Balance, Beginning	$ 215
Purchases, sales, issuances, and settlements	(49)
Transfers in and/or out of Levels 1 and 2	(225)
Total gains or losses (realized/unrealized)	59
Balance, Ending	0
Level 2 [Member]
Reconciliation of beginning and ending balances of significant transfers [Rollforward]
Balance, Beginning	0
Purchases, sales, issuances, and settlements	(184)
Transfers in and/or out of Levels 1 and 2	225
Total gains or losses (realized/unrealized)	(22)
Balance, Ending	$ 19